Stockholder's Equity (Deficit) (Details) - Schedule of outstanding stock warrants - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Outstanding Stock Warrants Abstract
Number of Warrants Beginning		798,241,666	325,000
Weighted Average Exercise Price Beginning		$ 0.002	$ 0.5
Weighted Average Remaining Contractual Life (Years) Beginning		4 years 10 months 2 days	4 years 10 months 2 days
Number of Warrants Granted		797,916,666
Weighted Average Exercise Price Granted		$ 0.002
Weighted Average Remaining Contractual Life (Years)Granted	7 years	5 years
Number of Warrants Ending		798,241,666	325,000
Weighted Average Exercise Price Ending		$ 0.002	$ 0.5
Weighted Average Remaining Contractual Life (Years) Ending	5 years 2 months 15 days	4 years 3 months 3 days	3 years 10 months 2 days
Number of Warrants, Warrants exercisable		798,241,666
Weighted Average Exercise Price, Warrants exercisable		$ 0.002
Weighted Average Remaining Contractual Life (Years), Warrants exercisable	5 years 2 months 15 days	4 years 3 months 3 days